UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam VT Research Fund

The fund's portfolio
9/30/18 (Unaudited)

COMMON STOCKS (99.4%)(a)
		Shares	Value

Aerospace and defense (2.3%)

Boeing Co. (The)		1,213	$451,115

Raytheon Co.		1,634	337,682

Textron, Inc.		5,024	359,065

			1,147,862
Auto components (0.2%)

Aptiv PLC		1,221	102,442

			102,442
Automobiles (0.9%)

General Motors Co.		12,978	436,969

			436,969
Banks (5.5%)

Bank of America Corp.		37,703	1,110,730

Citigroup, Inc.		12,416	890,724

JPMorgan Chase & Co.		6,048	682,456

			2,683,910
Beverages (2.4%)

Coca-Cola Co. (The)		17,719	818,441

Heineken NV (Netherlands)		828	77,639

PepsiCo, Inc.		2,462	275,252

			1,171,332
Biotechnology (3.0%)

Alexion Pharmaceuticals, Inc.(NON)		1,575	218,941

Amgen, Inc.		1,407	291,657

Biogen, Inc.(NON)		593	209,513

Gilead Sciences, Inc.		6,194	478,239

Vertex Pharmaceuticals, Inc.(NON)		1,320	254,417

			1,452,767
Capital markets (5.5%)

Apollo Global Management, LLC Class A		1,530	52,862

BlackRock, Inc.		731	344,542

E*Trade Financial Corp.(NON)		7,515	393,711

Goldman Sachs Group, Inc. (The)		2,580	578,539

Intercontinental Exchange, Inc.		3,080	230,661

Invesco, Ltd.		4,902	112,158

Investment Technology Group, Inc.		3,599	77,954

KKR & Co., Inc. Class A		23,058	628,792

Raymond James Financial, Inc.		3,160	290,878

			2,710,097
Chemicals (2.6%)

DowDuPont, Inc.		8,609	553,645

Ecolab, Inc.		303	47,504

FMC Corp.		2,591	225,883

PPG Industries, Inc.		794	86,649

Sherwin-Williams Co. (The)		717	326,386

W.R. Grace & Co.		727	51,951

			1,292,018
Commercial services and supplies (0.7%)

Waste Connections, Inc.		4,099	326,977

			326,977
Construction materials (0.2%)

Summit Materials, Inc. Class A		6,467	117,570

			117,570
Consumer finance (—%)

Oportun Financial Corp. (acquired 6/23/15, cost $24,222) (Private)(NON)(F)(RES)		8,499	18,223

			18,223
Containers and packaging (0.3%)

Ball Corp.		3,755	165,182

			165,182
Diversified telecommunication services (1.4%)

AT&T, Inc.		12,520	420,422

Verizon Communications, Inc.		5,328	284,462

			704,884
Electric utilities (2.5%)

American Electric Power Co., Inc.		5,180	367,158

Duke Energy Corp.		1,634	130,753

Edison International		1,464	99,084

Exelon Corp.		6,662	290,863

NextEra Energy, Inc.		1,539	257,936

PG&E Corp.		1,350	62,114

			1,207,908
Electrical equipment (1.2%)

Emerson Electric Co.		7,829	599,545

			599,545
Entertainment (3.6%)

Activision Blizzard, Inc.		8,493	706,533

Live Nation Entertainment, Inc.(NON)		3,104	169,075

NCSOFT Corp. (South Korea)		848	338,283

NetEase, Inc. ADR (China)		1,112	253,814

Twenty-First Century Fox, Inc. Class A		6,442	298,458

			1,766,163
Equity real estate investment trusts (REITs) (0.8%)

Gaming and Leisure Properties, Inc.		5,879	207,235

SBA Communications Corp.(NON)		1,273	204,482

			411,717
Food and staples retail (1.8%)

BJ's Wholesale Club Holdings, Inc.(NON)		1,677	44,910

Costco Wholesale Corp.		1,164	273,400

Walgreens Boots Alliance, Inc.		3,010	219,429

Walmart, Inc.		3,864	362,868

			900,607
Food products (1.2%)

Archer-Daniels-Midland Co.		452	22,722

Kellogg Co.		3,854	269,857

McCormick & Co., Inc. (non-voting shares)		2,102	276,939

			569,518
Health-care equipment and supplies (4.7%)

Baxter International, Inc.		3,132	241,446

Becton Dickinson and Co. (BD)		2,320	605,520

Boston Scientific Corp.(NON)		9,108	350,658

Cooper Cos., Inc. (The)		827	229,203

Danaher Corp.		5,953	646,853

Intuitive Surgical, Inc.(NON)		414	237,636

			2,311,316
Health-care providers and services (2.0%)

Cigna Corp.		2,374	494,386

UnitedHealth Group, Inc.		1,758	467,698

			962,084
Hotels, restaurants, and leisure (2.3%)

Chipotle Mexican Grill, Inc.(NON)		479	217,715

Hilton Worldwide Holdings, Inc.		3,665	296,059

MGM Resorts International		3,841	107,202

Restaurant Brands International, Inc. (Canada)		1,333	79,020

Wynn Resorts, Ltd.		1,545	196,308

Yum China Holdings, Inc. (China)		6,829	239,766

			1,136,070
Household products (1.6%)

Clorox Co. (The)		1,436	215,989

Procter & Gamble Co. (The)		6,683	556,226

			772,215
Independent power and renewable electricity producers (0.7%)

NRG Energy, Inc.		9,261	346,361

			346,361
Industrial conglomerates (2.4%)

Honeywell International, Inc.		4,682	779,085

Roper Technologies, Inc.		1,381	409,066

			1,188,151
Insurance (2.8%)

American International Group, Inc.		4,504	239,793

Assured Guaranty, Ltd.		9,521	402,072

Chubb, Ltd.		1,760	235,206

Prudential PLC (United Kingdom)		22,203	509,189

			1,386,260
Interactive media and services (5.4%)

Alphabet, Inc. Class A(NON)		1,339	1,616,280

Facebook, Inc. Class A(NON)		5,309	873,118

Tencent Holdings, Ltd. (China)		4,450	183,722

			2,673,120
Internet and direct marketing retail (4.2%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		376	61,950

Amazon.com, Inc.(NON)		822	1,646,466

Booking Holdings, Inc.(NON)		175	347,200

			2,055,616
IT Services (4.3%)

DXC Technology Co.		6,222	581,881

Fidelity National Information Services, Inc.		1,785	194,690

First Data Corp. Class A(NON)		8,753	214,186

GoDaddy, Inc. Class A(NON)		1,830	152,604

Visa, Inc. Class A		6,481	972,733

			2,116,094
Life sciences tools and services (0.4%)

Mettler-Toledo International, Inc.(NON)		314	191,220

			191,220
Machinery (1.2%)

Deere & Co.		952	143,114

Fortive Corp.(S)		5,076	427,399

John Bean Technologies Corp. (JBT)		295	35,194

			605,707
Media (1.2%)

Charter Communications, Inc. Class A(NON)		955	311,215

Comcast Corp. Class A		8,105	286,998

			598,213
Metals and mining (0.2%)

Alcoa Corp.(NON)		2,332	94,213

			94,213
Multi-utilities (0.4%)

Ameren Corp.		992	62,714

Dominion Energy, Inc.		2,113	148,502

			211,216
Oil, gas, and consumable fuels (6.3%)

Anadarko Petroleum Corp.		2,319	156,324

BP PLC (United Kingdom)		105,537	810,623

Cairn Energy PLC (United Kingdom)(NON)		56,413	171,028

Cenovus Energy, Inc. (Canada)		47,519	477,158

ConocoPhillips		2,790	215,946

Exxon Mobil Corp.		5,679	482,829

Kinder Morgan, Inc.		24,881	441,140

Noble Energy, Inc.		4,159	129,719

Seven Generations Energy, Ltd. Class A (Canada)(NON)		16,181	192,922

			3,077,689
Pharmaceuticals (4.1%)

Bristol-Myers Squibb Co.		6,362	394,953

Eli Lilly & Co.		1,056	113,319

Jazz Pharmaceuticals PLC(NON)		1,540	258,920

Johnson & Johnson		2,860	395,166

Merck & Co., Inc.		7,532	534,320

Pfizer, Inc.		7,687	338,766

			2,035,444
Road and rail (1.5%)

Norfolk Southern Corp.		2,470	445,835

Union Pacific Corp.		1,870	304,492

			750,327
Semiconductors and semiconductor equipment (3.7%)

Intel Corp.		8,153	385,555

NXP Semiconductors NV(NON)		5,064	432,972

ON Semiconductor Corp.(NON)		13,223	243,700

Qualcomm, Inc.		10,640	766,399

			1,828,626
Software (6.4%)

Adobe Systems, Inc.(NON)		1,932	521,543

Everbridge, Inc.(NON)(S)		3,360	193,670

Microsoft Corp.		16,391	1,874,640

Salesforce.com, Inc.(NON)		3,374	536,567

			3,126,420
Specialty retail (3.2%)

Advance Auto Parts, Inc.		829	139,546

Burlington Stores, Inc.(NON)		740	120,561

Home Depot, Inc. (The)		4,158	861,330

O'Reilly Automotive, Inc.(NON)		369	128,161

TJX Cos., Inc. (The)		2,740	306,935

			1,556,533
Technology hardware, storage, and peripherals (3.3%)

Apple, Inc.		7,156	1,615,395

			1,615,395
Textiles, apparel, and luxury goods (0.6%)

NIKE, Inc. Class B		3,394	287,540

			287,540
Trading companies and distributors (0.4%)

Yellow Cake PLC (United Kingdom)(NON)		60,344	192,698

			192,698

Total common stocks (cost $40,500,744)			$48,904,219

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
		Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $66) (Private)(NON)(F)(RES)		23	$49

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,266) (Private)(NON)(F)(RES)		402	953

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,973) (Private)(NON)(F)(RES)		584	2,236

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $4,311) (Private)(NON)(F)(RES)		847	3,243

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,416) (Private)(NON)(F)(RES)		440	1,817

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $7,296) (Private)(NON)(F)(RES)		950	5,489

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,463) (Private)(NON)(F)(RES)		7,180	15,395

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $25,875) (Private)(NON)(F)(RES)		9,079	19,467

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $39,489) (Private)(NON)(F)(RES)		13,869	29,707

Total convertible preferred stocks (cost $104,155)			$78,356

SHORT-TERM INVESTMENTS (2.4%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.25%(AFF)	Shares	664,775	$664,775

Putnam Short Term Investment Fund 2.24%(AFF)	Shares	510,754	510,754

U.S. Treasury Bills 2.128%, 11/23/18(SEG)		$16,000	15,950

U.S. Treasury Bills 2.038%, 10/18/18(SEG)		10,000	9,990

Total short-term investments (cost $1,201,470)			$1,201,469

TOTAL INVESTMENTS

Total investments (cost $41,806,369)			$50,184,044

FORWARD CURRENCY CONTRACTS at 9/30/18 (aggregate face value $2,655,741) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	British Pound	Sell	12/19/18	$285,732	$284,453	$(1,279)
	Euro	Buy	12/19/18	18,699	18,743	(44)
Barclays Bank PLC
	British Pound	Sell	12/19/18	510,103	507,560	(2,543)
Goldman Sachs International
	British Pound	Sell	12/19/18	410,543	408,842	(1,701)
	Canadian Dollar	Sell	10/17/18	133,753	130,946	(2,807)
JPMorgan Chase Bank N.A.
	British Pound	Sell	12/19/18	408,711	407,186	(1,525)
	Canadian Dollar	Sell	10/17/18	622,915	609,823	(13,092)
	Norwegian Krone	Buy	12/19/18	1,245	1,206	39
State Street Bank and Trust Co.
	Israeli Shekel	Buy	10/17/18	143,646	143,223	423
	Israeli Shekel	Sell	10/17/18	143,288	143,759	471

Unrealized appreciation						933

Unrealized (depreciation)						(22,991)

Total						$(22,058)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

S&P 500 Index E-Mini (Long)	2	$291,398	$291,900	Dec-18	$(1,229)

Unrealized appreciation					—

Unrealized (depreciation)					(1,229)

Total					$(1,229)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

Swap counterparty/Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Goldman Sachs International
	$659,304	$657,065	$—	12/15/20	1 month USD-LIBOR-BBA minus 0.58% — Monthly	Russell 2000 Total Return Index — Monthly	$2,557

Upfront premium received			—		Unrealized appreciation		2,557

Upfront premium (paid)			—		Unrealized (depreciation)		—

		Total	$—			Total	$2,557

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OTC	Over-the-counter

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $49,198,864.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $96,579, or 0.2% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,034,875	$7,596,605	$7,966,705	$10,583	$664,775
	Putnam Short Term Investment Fund**	389,685	7,711,841	7,590,772	10,310	510,754

	Total Short-term investments	$1,424,560	$15,308,446	$15,557,477	$20,893	$1,175,529
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $664,775, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $649,112.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $25,935.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $20,945 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $20,395 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$5,742,380	$—	$—
Consumer discretionary	5,575,170	—	—
Consumer staples	3,413,672	—	—
Energy	3,077,689	—	—
Financials	6,780,267	—	18,223
Health care	6,952,831	—	—
Industrials	4,811,267	—	—
Information technology	8,686,535	—	—
Materials	1,668,983	—	—
Real estate	411,717	—	—
Utilities	1,765,485	—	—
Total common stocks	48,885,996	—	18,223
Convertible preferred stocks	—	—	78,356
Short-term investments	510,754	690,715	—

Totals by level	$49,396,750	$690,715	$96,579

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(22,058)	$—
Futures contracts	(1,229)	—	—
Total return swap contracts	—	2,557	—

Totals by level	$(1,229)	$(19,501)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$933	$22,991
Equity contracts	2,557	1,229

Total	$3,490	$24,220

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		6
Forward currency contracts (contract amount)		$3,800,000
OTC total return swap contracts (notional)		$1,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018